UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2968

Name of Registrant: Vanguard Trustees’ Equity Fund

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (95.9%)[1]
Australia (1.9%)
BHP Billiton Ltd.	1,278,100	56,801
National Australia Bank Ltd.	1,343,021	33,144
Telstra Corp. Ltd.	7,429,300	20,786
Westpac Banking Corp.	872,505	20,075
Commonwealth Bank of Australia	320,014	16,791
Bank of Queensland Ltd.	245,173	2,421
		150,018
Austria (0.1%)
OMV AG	120,100	5,323

Belgium (1.5%)
Anheuser-Busch InBev NV	909,515	50,319
Solvay SA Class A	350,726	36,673
Delhaize Group SA	244,217	19,312
* KBC Groep NV	312,900	12,516
		118,820
Brazil (4.3%)
Vale SA Class B Pfd. ADR	2,665,700	82,583
Banco do Brasil SA	3,480,400	62,135
Petroleo Brasileiro SA ADR Type A	1,835,538	61,032
Vale SA Class B ADR	1,375,100	47,895
Cielo SA	4,731,400	35,110
Cia Energetica de Minas Gerais ADR	1,192,731	19,704
Gafisa SA ADR	1,017,436	12,738
Rossi Residencial SA	887,500	6,980
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	233,200	4,547
		332,724
Canada (3.2%)
Suncor Energy Inc.	689,975	28,641
Bank of Nova Scotia	453,654	25,579
Potash Corp. of Saskatchewan Inc.	125,200	22,181
Teck Resources Ltd. Class B	359,427	21,781
Nexen Inc.	844,343	21,207
Canadian National Railway Co.	290,279	19,710
Agrium Inc.	219,800	19,419
^ Rogers Communications Inc. Class B	543,500	18,981
^ Penn West Petroleum Ltd.	639,120	17,482
Magna International Inc.	287,800	16,805
* Lundin Mining Corp.	1,732,800	12,407
National Bank of Canada	153,100	10,673
* New Gold Inc.	912,300	7,307
Toronto-Dominion Bank	68,700	5,143
Royal Bank of Canada	1	—
TELUS Corp. Class A	1	—
Intact Financial Corp.	1	—
Sun Life Financial Inc.		—
		247,316

China (4.2%)
China Mobile Ltd.	6,597,500	64,836
Weichai Power Co. Ltd.	8,612,600	58,758
China Construction Bank Corp.	54,276,310	47,536
China State Construction International Holdings Ltd.	34,724,400	34,399
Guangzhou Automobile Group Co. Ltd.	15,336,169	19,618
China Petroleum & Chemical Corp.	16,402,000	18,064
China Shenhua Energy Co. Ltd.	3,923,000	16,004
Ping An Insurance Group Co. of China Ltd.	1,593,000	15,866
Bank of China Ltd.	29,996,000	15,534
* GOME Electrical Appliances Holdings Ltd.	36,607,000	13,828
Industrial & Commercial Bank of China	16,813,005	12,471
^ Evergrande Real Estate Group Ltd.	10,588,000	5,600
Daphne International Holdings Ltd.	4,866,000	4,677
		327,191
Denmark (0.7%)
Novo Nordisk A/S Class B	272,100	30,732
* Vestas Wind Systems A/S	330,582	11,395
* Danske Bank A/S	389,500	10,453
		52,580
Finland (1.2%)
Nokia Oyj	5,420,833	58,015
Sampo Oyj	1,108,300	32,607
Cargotec Oyj Class B	8,400	392
		91,014
France (9.5%)
Sanofi-Aventis SA	1,799,004	122,733
BNP Paribas	881,133	65,861
Total SA	1,107,727	64,828
Danone	836,483	50,350
Teleperformance	1,323,584	47,688
AXA SA	2,111,283	44,684
Technip SA	388,000	37,677
Societe Generale	564,444	36,495
Bouygues SA	735,700	34,233
LVMH Moet Hennessy Louis Vuitton SA	187,300	29,225
Vivendi SA	833,870	23,883
PPR	147,358	23,569
* Renault SA	352,900	23,064
Cap Gemini SA	410,000	20,703
STMicroelectronics NV	1,683,889	20,361
Lagardere SCA	405,738	18,069
Carrefour SA	316,876	15,534
ArcelorMittal	378,274	13,829
GDF Suez	307,452	12,193
France Telecom SA	496,100	10,844
EDF SA	210,300	9,266
* Cie Generale de Geophysique - Veritas	171,100	5,184
Arkema SA	39,548	2,753
* APERAM	18,913	776
		733,802
Germany (4.9%)
Adidas AG	1,078,350	67,147
SAP AG	1,137,308	65,700
Deutsche Post AG	2,548,990	46,805
Allianz SE	326,700	45,382

E.ON AG	1,255,600	41,916
Bayer AG	384,936	28,388
^ Siemens AG	194,568	24,926
^ ThyssenKrupp AG	540,600	21,923
Muenchener Rueckversicherungs AG	134,600	21,085
Henkel AG & Co. KGaA Prior Pfd.	236,736	14,435
		377,707
Hong Kong (0.9%)
Sun Hung Kai Properties Ltd.	1,368,000	22,734
HSBC Holdings plc	1,478,269	16,123
Esprit Holdings Ltd.	2,563,317	12,158
New World Development Ltd.	3,704,000	6,984
Yue Yuen Industrial Holdings Ltd.	1,495,500	5,140
* AIA Group Ltd.	1,839,800	5,084
		68,223
India (0.3%)
* Sterlite Industries India Ltd. ADR	813,938	11,762
2 Tata Steel Ltd. Warrants Exp. 12/23/2014	701,300	9,836
Bharti Airtel Ltd.	403,256	2,803
		24,401
Indonesia (0.4%)
Telekomunikasi Indonesia Tbk PT ADR	866,600	29,135
Bank Mandiri Tbk PT	3,850,000	2,534
		31,669
Ireland (0.1%)
* Smurfit Kappa Group plc	532,200	6,361

Italy (3.2%)
ENI SPA	3,269,476	77,393
Telecom Italia SPA (Registered)	46,409,515	65,924
Intesa Sanpaolo SPA (Registered)	14,178,388	47,166
UniCredit SPA	11,582,684	28,685
Atlantia SPA	814,880	18,536
Telecom Italia SPA (Bearer)	6,391,400	7,597
		245,301
Japan (19.6%)
Mitsubishi Corp.	2,812,200	78,098
Canon Inc.	1,516,300	74,174
Sony Corp.	2,043,000	70,258
Sumitomo Mitsui Financial Group Inc.	1,849,900	62,818
FANUC Corp.	393,400	61,960
Tokyo Electron Ltd.	875,200	56,872
Dai Nippon Printing Co. Ltd.	4,065,000	55,451
Tokyo Electric Power Co. Inc.	2,211,000	53,731
Mizuho Financial Group Inc.	26,061,100	50,071
Obayashi Corp.	10,468,000	49,911
Honda Motor Co. Ltd.	1,163,500	49,148
Bridgestone Corp.	2,483,300	47,600
Panasonic Corp.	3,467,000	47,387
Fujikura Ltd.	9,385,000	45,727
Omron Corp.	1,778,800	45,655
Fujitsu Ltd.	7,280,000	45,245
Mitsui & Co. Ltd.	2,465,700	41,355
Yahoo Japan Corp.	107,400	40,446
Ricoh Co. Ltd.	2,688,000	38,192
Japan Tobacco Inc.	8,316	31,184

Yamada Denki Co. Ltd.	453,170	30,703
Mitsubishi Estate Co. Ltd.	1,559,000	29,378
Nippon Telegraph & Telephone Corp.	588,800	27,359
Daito Trust Construction Co. Ltd.	330,900	23,152
Nissan Motor Co. Ltd.	2,287,700	23,074
Asahi Glass Co. Ltd.	1,842,000	22,907
Sumitomo Electric Industries Ltd.	1,548,000	22,425
Shin-Etsu Chemical Co. Ltd.	389,600	21,880
ORIX Corp.	217,890	21,452
Mitsui Fudosan Co. Ltd.	1,040,000	21,083
JFE Holdings Inc.	606,900	19,581
Sharp Corp.	1,890,000	19,548
Hoya Corp.	813,600	19,129
THK Co. Ltd.	697,600	18,270
Nintendo Co. Ltd.	65,900	17,788
Toyota Motor Corp.	429,800	17,777
Toshiba Corp.	2,993,000	17,659
JS Group Corp.	786,800	17,178
Sumitomo Corp.	973,900	13,976
Sumitomo Trust & Banking Co. Ltd.	2,268,000	13,654
Bank of Yokohama Ltd.	2,556,000	12,776
JX Holdings Inc.	1,641,500	11,248
Sumitomo Realty & Development Co. Ltd.	347,000	8,474
ITOCHU Corp.	543,000	5,886
Sumitomo Rubber Industries Ltd.	535,500	5,645
Aeon Co. Ltd.	335,600	4,214
KDDI Corp.	393	2,214
		1,513,713
Luxembourg (0.3%)
* Evraz Group SA GDR	533,952	21,163

Mexico (0.5%)
* Grupo Televisa SA ADR	973,400	23,420
America Movil SAB de CV ADR	319,917	18,232
		41,652
Netherlands (1.2%)
Heineken NV	818,299	41,184
* ING Groep NV	3,039,600	34,613
Koninklijke DSM NV	213,400	12,629
* Aegon NV	609,690	4,511
		92,937
Norway (0.2%)
^ Subsea 7 SA	741,450	18,126

Poland (0.3%)
KGHM Polska Miedz SA	406,800	23,791

Portugal (0.1%)
EDP - Energias de Portugal SA	1,342,590	5,155

Russia (3.2%)
Gazprom OAO ADR	4,003,900	106,353
Lukoil OAO ADR	616,240	37,837
Sberbank of Russia	9,145,949	32,467
Lukoil OAO ADR	345,600	21,220
MMC Norilsk Nickel OJSC ADR	736,315	18,752
Mobile Telesystems OJSC ADR	945,847	18,075

Gazprom OAO ADR	540,669	14,361
		249,065
Singapore (1.3%)
Singapore Telecommunications Ltd.	32,111,900	78,132
DBS Group Holdings Ltd.	1,586,701	18,682
		96,814
South Africa (0.9%)
MTN Group Ltd.	1,282,743	22,020
Standard Bank Group Ltd.	1,353,200	19,801
Bidvest Group Ltd.	856,390	18,320
* Gold Fields Ltd. ADR	696,600	11,055
		71,196
South Korea (4.1%)
Samsung Electronics Co. Ltd.	137,192	120,550
KB Financial Group Inc.	767,086	39,552
SK Telecom Co. Ltd. ADR	2,131,300	36,872
Hana Financial Group Inc.	586,550	23,282
Hyundai Mobis	93,000	21,416
LG Electronics Inc.	183,197	19,082
KT&G Corp.	360,210	18,933
Hyundai Steel Co.	150,000	18,533
Samsung Electronics Co. Ltd. Prior Pfd.	29,300	17,354
		315,574
Spain (0.2%)
Banco Santander SA	1,163,760	14,259
* Banco Santander SA Rights Exp. 02/09/2011	1,163,760	220
		14,479
Sweden (1.0%)
Assa Abloy AB Class B	1,581,300	43,004
Sandvik AB	1,058,522	20,793
Telefonaktiebolaget LM Ericsson Class B	977,919	12,070
		75,867
Switzerland (4.7%)
Novartis AG	1,815,212	101,219
* UBS AG	4,737,741	84,959
Actelion Ltd.	796,085	43,060
Roche Holding AG	205,669	31,274
Nestle SA	561,082	30,330
ABB Ltd.	1,078,015	25,431
Syngenta AG	46,259	14,917
Credit Suisse Group AG	316,933	14,169
Lonza Group AG	139,169	10,990
* Clariant AG	364,100	6,424
		362,773
Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	25,300,704	66,178
* AU Optronics Corp.	31,108,460	30,477
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,123,915	14,690
Powertech Technology Inc.	2,544,000	9,471
Wistron Corp.	4,312,000	8,445
Lite-On Technology Corp.	5,495,337	7,464
* Pegatron Corp.	4,762,000	6,594
		143,319
Thailand (0.3%)
PTT PCL	1,314,100	14,253

Banpu PCL	238,600	5,638
		19,891
Turkey (0.7%)
Turkiye Garanti Bankasi AS	4,761,300	21,163
Turkcell Iletisim Hizmet AS	2,590,800	15,903
Turkiye Vakiflar Bankasi Tao	3,105,000	7,649
Turkiye Is Bankasi	1,836,800	5,764
		50,479
United Kingdom (19.0%)
Vodafone Group plc	43,571,654	122,463
GlaxoSmithKline plc	5,507,947	99,624
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,679,300	94,552
Aviva plc	9,868,548	70,457
* Lloyds Banking Group plc	61,814,288	62,555
Xstrata plc	2,808,121	62,181
Royal Dutch Shell plc Class B	1,702,080	59,156
WPP plc	4,674,036	57,879
Standard Chartered plc	2,135,287	55,665
AstraZeneca plc	1,117,910	54,294
Tesco plc	8,250,035	53,235
HSBC Holdings plc	4,409,000	48,106
British American Tobacco plc	1,247,143	46,033
Barclays plc	9,503,254	44,687
Prudential plc	4,054,424	43,921
Royal Bank of Scotland Group plc	59,245,579	39,506
BP plc	5,034,900	39,138
Unilever plc	1,317,000	38,299
Rio Tinto plc	535,200	36,952
WM Morrison Supermarkets plc	8,304,190	35,456
BAE Systems plc	6,250,674	34,226
BG Group plc	1,369,000	30,815
Eurasian Natural Resources Corp. plc	1,856,671	30,095
Tullow Oil plc	1,414,260	30,062
Imperial Tobacco Group plc	952,800	27,226
BHP Billiton plc	589,343	22,592
Man Group plc	4,266,654	20,091
GKN plc	5,506,100	17,796
Informa plc	2,363,900	16,330
ICAP plc	1,715,273	14,729
Kazakhmys plc	570,537	13,746
* Dixons Retail plc	28,596,701	9,351
TUI Travel plc	2,044,000	8,286
* Inchcape plc	1,108,190	6,617
Thomas Cook Group plc	2,032,400	6,209
Old Mutual plc	2,127,524	4,276
* Cookson Group plc	301,856	3,215
Marks & Spencer Group plc	246,662	1,408
		1,461,229
Total Common Stocks (Cost $6,610,487)		7,389,673

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (5.0%)[1]
Money Market Fund (4.8%)
[3,4] Vanguard Market Liquidity Fund	0.207%		367,163,099	367,163

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Federal Home Loan Bank Discount Notes	0.210%	6/3/11	15,000	14,988
7 United States Treasury Bill	0.145%–0.150%	2/17/11	2,800	2,800
United States Treasury Bill	0.200%	6/30/11	2,500	2,498
				20,286
Total Temporary Cash Investments (Cost $387,450)				387,449
Total Investments (100.9%) (Cost $6,997,937)				7,777,122
Other Assets and Liabilities-Net (-0.9%)[4]				(72,810)
Net Assets (100%)				7,704,312

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $68,966,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.3% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of this security represented 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $72,258,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6 Securities with a value of $10,491,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $939,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

International Value Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	743,280	6,646,393	—
Temporary Cash Investments	367,163	20,286	—
Futures Contracts—Assets[1]	9	—	—
Futures Contracts—Liabilities[1]	(708)	—	—
Forward Currency Contracts—Assets	—	2,916	—
Forward Currency Contracts—Liabilities	—	(2,935)	—
Total	1,109,744	6,666,660	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at

International Value Fund

the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

		($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2011	1,848	74,995	2,111
FTSE 100 Index	March 2011	465	43,445	(533)
Topix Index	March 2011	358	39,720	411
S&P ASX 200 Index	March 2011	195	22,970	(278)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Goldman Sachs Bank USA	2/15/11	USD	54,730 YEN	4,487,740	(407)
Goldman Sachs Bank USA	2/15/11	USD	105,324 EUR	76,889	(2,413)
UBS AG	3/23/11	EUR	46,224 USD	63,333	1,296
UBS AG	3/23/11	GBP	27,194 USD	43,540	929
UBS AG	3/16/11	YEN	3,171,137 USD	38,717	536
UBS AG	3/23/11	AUD	23,256 USD	23,039	40
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

International Value Fund

At January 31, 2011, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At January 31, 2011, the cost of investment securities for tax purposes was $7,008,912,000. Net unrealized appreciation of investment securities for tax purposes was $768,210,000, consisting of unrealized gains of $1,171,896,000 on securities that had risen in value since their purchase and $403,686,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	9,909,414	266,266
Vanguard Windsor Fund Investor Shares	14,375,115	200,245
Vanguard U.S. Growth Fund Investor Shares	10,724,209	200,006
Vanguard Windsor II Fund Investor Shares	7,558,043	199,910
Vanguard Morgan Growth Fund Investor Shares	10,835,829	199,596
Vanguard Explorer Fund Investor Shares	1,790,575	132,001
Vanguard Capital Value Fund	5,861,607	66,940
Vanguard Mid-Cap Growth Fund	3,439,879	65,874
		1,330,838
Total Investment Companies (Cost $1,255,477)		1,330,838
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.207% (Cost $477)	477,015	477

Total Investments (100.0%) (Cost $1,255,954)		1,331,315
Other Assets and Liabilities-Net (0.0%)		195
Net Assets (100%)		1,331,510

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2011, the cost of investment securities for tax purposes was $1,255,954,000. Net unrealized appreciation of investment securities for tax purposes was $75,361,000, consisting of unrealized gains of $93,975,000 on securities that had risen in value since their purchase and $18,614,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES’ EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 21, 2011

VANGUARD TRUSTEES’ EQUITY FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.